Annual Total Returns- Transamerica Floating Rate (Retail Class) [BarChart] - Retail Class - Transamerica Floating Rate - A	2014	2015	2016	2017	2018	2019	2020
Total	1.55%	1.56%	7.75%	3.57%	(0.19%)	6.91%	1.68%